Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.9%
BlackRock Advantage Emerging Markets Fund, Class K	109,258	$ 1,185,451
BlackRock Tactical Opportunities Fund, Class K	87,654	1,244,694
Diversified Equity Master Portfolio	$30,715,585	30,715,585
International Tilts Master Portfolio	$7,721,658	7,721,658
iShares Developed Real Estate Index Fund, Class K	215,380	2,261,495
iShares MSCI Canada ETF(b)	34,790	1,444,481
iShares MSCI EAFE ETF(b)	5,086	425,341
iShares MSCI EAFE Small-Cap ETF	9,051	612,753
iShares Russell 2000 ETF(b)	418	92,332
		45,703,790
Fixed-Income Funds — 0.8%
BlackRock Diversified Fixed Income Fund, Class K	2,405	23,667
BlackRock High Yield Bond Portfolio, Class K	32,480	235,156
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	1,479	167,097
iShares TIPS Bond ETF	574	63,410
		489,330

Security	Shares	Value
Money Market Funds — 26.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)	1,749,535	$ 1,751,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(c)	14,850,572	14,850,572
		16,601,682
Total Investments — 101.5% (Cost: $56,250,163)		62,794,802
Liabilities in Excess of Other Assets — (1.5)%		(957,913)
Net Assets — 100.0%		$ 61,836,889

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,038,844	$ 8,415	$ —	$ —	$ 138,192	$ 1,185,451	109,258	$ 8,414	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	924,625	826,122 (a)	—	(249)	612	1,751,110	1,749,535	3,453 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,665,368	11,185,204 (a)	—	—	—	14,850,572	14,850,572	346,356	—
BlackRock Diversified Fixed Income Fund, Class K	8,429	14,695	—	—	543	23,667	2,405	760	—
BlackRock High Yield Bond Portfolio, Class K	179,336	277,703	(229,320)	642	6,795	235,156	32,480	12,661	—
BlackRock Tactical Opportunities Fund, Class K	1,164,928	—	—	—	79,766	1,244,694	87,654	—	—
Diversified Equity Master Portfolio	15,095,245	10,952,909 (a)(c)	—	2,347,482	2,319,949	30,715,585	$30,715,585	385,341	—
International Tilts Master Portfolio	4,516,066	2,361,909 (a)(c)	—	390,814	452,869	7,721,658	$7,721,658	148,692	—
iShares Developed Real Estate Index Fund, Class K	1,004,205	1,343,265	(317,004)	(10,239)	241,268	2,261,495	215,380	31,821	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	163,666	—	—	—	3,431	167,097	1,479	4,711	—
iShares MSCI Canada ETF	740,533	548,090	—	—	155,858	1,444,481	34,790	10,685	—
iShares MSCI EAFE ETF	198,246	200,619	(18,697)	1,102	44,071	425,341	5,086	7,413	—
iShares MSCI EAFE Small-Cap ETF	560,257	—	—	—	52,496	612,753	9,051	8,138	—
iShares Russell 2000 ETF	83,897	—	—	—	8,435	92,332	418	768	—
iShares TIPS Bond ETF	7,524	54,015	—	—	1,871	63,410	574	1,220	—
				$ 2,729,552	$ 3,506,156	$ 62,794,802		$ 970,433	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	12/12/24	$ 557	$ 23,523
Ultra U.S. Treasury Bond	5	12/19/24	666	(3,837)
E-mini Russell 2000 Index	20	12/20/24	2,249	95,569
MSCI EAFE Index	32	12/20/24	3,980	85,619
MSCI Emerging Markets Index	80	12/20/24	4,691	298,931
S&P 500 Micro E-Mini Index	197	12/20/24	5,727	137,659
				$ 637,464
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,565,339	USD	1,704,616	JPMorgan Chase Bank N.A.	12/18/24	$ 70,333
CAD	9,000	USD	6,630	State Street Bank and Trust Co.	12/18/24	38
CAD	707,423	USD	521,137	State Street Bank and Trust Co.	12/18/24	2,967
EUR	966,283	USD	1,068,298	Morgan Stanley & Co. International PLC	12/18/24	10,678
EUR	85,000	USD	94,844	Nomura International PLC	12/18/24	69
						84,085
CAD	82,000	USD	60,994	Standard Chartered Bank	12/18/24	(243)
USD	25,429	EUR	23,000	State Street Bank and Trust Co.	12/18/24	(254)
						(497)
						$ 83,588
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	61	$ 5,182	$ —	$ 5,182
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	489	41,697	—	41,697
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	385	32,821	—	32,821
1-Day SOFR plus 0.69%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	145	12,135	—	12,135
									$ 91,835	$ —	$ 91,835
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 7,266,547	$ —	$ —	$ 7,266,547
Fixed-Income Funds	489,330	—	—	489,330
Money Market Funds	16,601,682	—	—	16,601,682
	$24,357,559	$—	$—	24,357,559
Investments Valued at NAV(a)				38,437,243
				$ 62,794,802
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 617,778	$ 115,358	$ —	$ 733,136
Foreign Currency Exchange Contracts	—	84,085	—	84,085
Liabilities
Foreign Currency Exchange Contracts	—	(497)	—	(497)
Interest Rate Contracts	(3,837)	—	—	(3,837)
	$613,941	$198,946	$—	$812,887

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments